Inventories (Details) - CAD ($)	Aug. 31, 2024	Aug. 31, 2023
Inventories
Raw materials	$ 5,456,935	$ 1,553,501
Work-in-process	383,968	369,753
Finished goods	368,384	522,300
Total current inventories	$ 6,209,287	$ 2,445,554